Disaggregated Revenues - Schedule of Revenues Disaggregated by Timing of Revenue Recognition (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Point in time [Member]
Point in time
Timing of revenue recognition	$ 1,127,526	$ 1,867,980
Point in time [Member] | Customized software solutions [Member]
Point in time
Timing of revenue recognition	640,722	1,119,210
Point in time [Member] | White label software [Member]
Point in time
Timing of revenue recognition	486,804	748,770
Over time [Member]
Point in time
Timing of revenue recognition	1,348,084	2,309,218
Over time [Member] | Subscription services [Member]
Point in time
Timing of revenue recognition	$ 220,558	$ 441,238